Risk/Return Detail Data - FidelityStrategicDividendIncomeFund-AMCIZPRO	Jan. 29, 2025 USD ($)
Risk/Return:
Registrant Name	Fidelity Salem Street Trust
FidelityStrategicDividendIncomeFund-AMCIZPRO | Fidelity Strategic Dividend & Income Fund
Risk/Return:
Risk/Return [Heading]	Fund Summary Fund /Class: Fidelity® Strategic Dividend & Income® Fund /Fidelity Advisor® Strategic Dividend & Income® Fund A, M, C, I, Z
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Fidelity® Strategic Dividend & Income® Fund seeks reasonable income. The fund will also consider the potential for capital appreciation.
Expense [Heading]	Fee Table
Expense Narrative [Text Block]	The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $ 50,000 in the fund or certain other Fidelity ® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 37 of the prospectus and in the sales charge waiver appendix to the prospectus.
Shareholder Fees Caption [Text]	Shareholder fees
Operating Expenses Caption [Text]	Annual Operating Expenses
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 36 % of the average value of its portfolio.
Portfolio Turnover, Rate	36.00%
Expenses Deferred Charges [Text Block]	Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% and 0.25%, respectively.
Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $ 50,000 in the fund or certain other Fidelity ® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 37 of the prospectus
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
Expenses Restated to Reflect Current [Text]	Adjusted to reflect current fees.
Expense Example Narrative [Text Block]	This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Normally investing at least 80% of assets in equity securities. Allocating the fund's assets among four general investment categories: common stocks, real estate investment trusts (REITs) and other real estate related investments, convertible securities, and preferred stocks. Using a neutral mix of approximately 50% common stocks, 15% REITs and other real estate related investments, 15% convertible securities, and 20% preferred stocks. Investing the fund's assets with a focus on equity securities that pay current dividends and show potential for capital appreciation, which tends to lead to investments in "value" stocks in the common stock category. Potentially investing in other types of equity securities and debt securities, including lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds). Investing in domestic and foreign issuers. Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments. Investing in Fidelity's Central funds (specialized investment vehicles used by Fidelity® funds to invest in particular security types or investment disciplines) consistent with the asset classes discussed above. Effective December 11, 2025, normally investing at least 80% of assets in a combination of equity securities that pay current dividends and income-producing equity securities. Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Equity securities include common stocks (including depositary receipts evidencing ownership of common stock), preferred stocks and other preferred securities, convertible securities, rights and warrants, and other securities, such as hybrid securities and trust preferred securities, believed to have equity-like characteristics. Income-producing equity securities are equity securities that pay, or are expected to pay within the next three months, dividends or interest. Equity securities that pay current dividends are equity securities that have a historical record of paying dividends or have announced a future dividend payment. Derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives.
Risk [Heading]	Principal Investment Risks
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The hypothetical composite of market indexes has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit institutional.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time.
Performance Availability Website Address [Text]	institutional.fidelity.com
Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	Year-by-Year Returns
Bar Chart Narrative [Text Block]	The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Bar Chart Does Not Reflect Sales Loads [Text]	The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Highest Quarterly Return, Label	Highest Quarter Return
Highest Quarterly Return, Date	Jun. 30, 2020
Highest Quarterly Return	13.44%
Lowest Quarterly Return, Label	Lowest Quarter Return
Lowest Quarterly Return, Date	Mar. 31, 2020
Lowest Quarterly Return	(17.16%)
Performance Table Heading	Average Annual Returns
Performance Table Does Reflect Sales Loads	Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table One Class of after Tax Shown [Text]	After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative	Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityStrategicDividendIncomeFund-AMCIZPRO | Fidelity Strategic Dividend & Income Fund | Fidelity Advisor Strategic Dividend & Income Fund - Class A
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	5.75%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none	[1]
Management fee	0.67%	[2],[3]
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	none	[3]
Total annual operating expenses	0.92%
1 year	$ 663
3 years	851
5 years	1,055
10 years	1,641
1 Year	663
3 Years	851
5 Years	1,055
10 Years	$ 1,641
2015	(1.42%)
2016	12.42%
2017	11.91%
2018	(4.86%)
2019	22.16%
2020	11.02%
2021	18.63%
2022	(10.11%)
2023	9.13%
2024	11.18%
FidelityStrategicDividendIncomeFund-AMCIZPRO | Fidelity Strategic Dividend & Income Fund | Fidelity Advisor Strategic Dividend & Income Fund - Class C
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	1.00%	[4]
Management fee	0.67%	[2],[3]
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	none	[3]
Total annual operating expenses	1.67%
Expenses Deferred Charges [Text Block]	On Class C shares redeemed less than one year after purchase.
1 year	$ 270
3 years	526
5 years	907
10 years	1,777
1 Year	170
3 Years	526
5 Years	907
10 Years	$ 1,777
FidelityStrategicDividendIncomeFund-AMCIZPRO | Fidelity Strategic Dividend & Income Fund | Fidelity Advisor Strategic Dividend & Income Fund - Class M
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	3.50%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none	[1]
Management fee	0.67%	[2],[3]
Distribution and/or Service (12b-1) fees	0.50%
Other expenses	none	[3]
Total annual operating expenses	1.17%
1 year	$ 465
3 years	709
5 years	971
10 years	1,721
1 Year	465
3 Years	709
5 Years	971
10 Years	$ 1,721
FidelityStrategicDividendIncomeFund-AMCIZPRO | Fidelity Strategic Dividend & Income Fund | Fidelity Advisor Strategic Dividend & Income Fund - Class I
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none
Management fee	0.67%	[2],[3]
Distribution and/or Service (12b-1) fees	none
Other expenses	none	[3]
Total annual operating expenses	0.67%
1 year	$ 68
3 years	214
5 years	373
10 years	835
1 Year	68
3 Years	214
5 Years	373
10 Years	$ 835
FidelityStrategicDividendIncomeFund-AMCIZPRO | Fidelity Strategic Dividend & Income Fund | Fidelity Advisor Strategic Dividend & Income Fund - Class Z
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none
Management fee	0.55%	[2],[3]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.01%	[3]
Total annual operating expenses	0.56%
1 year	$ 57
3 years	179
5 years	313
10 years	701
1 Year	57
3 Years	179
5 Years	313
10 Years	$ 701
Annual Return, Inception Date	Oct. 02, 2018
FidelityStrategicDividendIncomeFund-AMCIZPRO | Fidelity Strategic Dividend & Income Fund | Return Before Taxes | Fidelity Advisor Strategic Dividend & Income Fund - Class A
Risk/Return:
Label	Return Before Taxes
Past 1 year	4.79%
Past 5 years	6.25%
Past 10 years	6.91%
FidelityStrategicDividendIncomeFund-AMCIZPRO | Fidelity Strategic Dividend & Income Fund | Return Before Taxes | Fidelity Advisor Strategic Dividend & Income Fund - Class C
Risk/Return:
Label	Return Before Taxes
Past 1 year	9.33%
Past 5 years	6.70%
Past 10 years	6.89%
FidelityStrategicDividendIncomeFund-AMCIZPRO | Fidelity Strategic Dividend & Income Fund | Return Before Taxes | Fidelity Advisor Strategic Dividend & Income Fund - Class M
Risk/Return:
Label	Return Before Taxes
Past 1 year	7.02%
Past 5 years	6.48%
Past 10 years	6.90%
FidelityStrategicDividendIncomeFund-AMCIZPRO | Fidelity Strategic Dividend & Income Fund | Return Before Taxes | Fidelity Advisor Strategic Dividend & Income Fund - Class I
Risk/Return:
Label	Return Before Taxes
Past 1 year	11.45%
Past 5 years	7.78%
Past 10 years	7.82%
FidelityStrategicDividendIncomeFund-AMCIZPRO | Fidelity Strategic Dividend & Income Fund | Return Before Taxes | Fidelity Advisor Strategic Dividend & Income Fund - Class Z
Risk/Return:
Label	Return Before Taxes
Past 1 year	11.58%
Past 5 years	7.92%
Since Inception	8.32%	[5]
FidelityStrategicDividendIncomeFund-AMCIZPRO | Fidelity Strategic Dividend & Income Fund | After Taxes on Distributions | Fidelity Advisor Strategic Dividend & Income Fund - Class A
Risk/Return:
Label	Return After Taxes on Distributions
Past 1 year	3.41%
Past 5 years	4.73%
Past 10 years	5.29%
FidelityStrategicDividendIncomeFund-AMCIZPRO | Fidelity Strategic Dividend & Income Fund | After Taxes on Distributions and Sales | Fidelity Advisor Strategic Dividend & Income Fund - Class A
Risk/Return:
Label	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	3.52%
Past 5 years	4.61%
Past 10 years	5.11%
FidelityStrategicDividendIncomeFund-AMCIZPRO | Fidelity Strategic Dividend & Income Fund | F0611
Risk/Return:
Label	Fidelity Strategic Dividend & Income Composite Index℠
Past 1 year	10.35%
Past 5 years	6.37%
Past 10 years	7.80%
FidelityStrategicDividendIncomeFund-AMCIZPRO | Fidelity Strategic Dividend & Income Fund | SP001
Risk/Return:
Label	S&P 500® Index
Past 1 year	25.02%
Past 5 years	14.53%
Past 10 years	13.10%

[1]
A Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% and 0.25%, respectively.

[2]
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.19%, 0.19%, 0.20%, 0.19%, and 0.07% for Class A, Class M, Class C, Class I, and Class Z, respectively, was previously charged under the services agreements.

[3]	B Adjusted to reflect current fees.
[4]	B On Class C shares redeemed less than one year after purchase.
[5]	A From October 2, 2018 .